Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 24,711	$ 22,652
Property, plant and equipment, net	9,507	9,584
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	186	177
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,438	3,119
Accumulated depreciation	(1,693)	(1,470)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,087	19,356
Accumulated depreciation	$ (13,511)	$ (11,598)